Earnings Per Share - Net Income and Weighted Average Number of Common Stocks Used in Calculation of Earnings Per Share (Detail) shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 TWD ($) shares	Dec. 31, 2018 TWD ($) shares
Net income used to compute the basic earnings per share
Net income attributable to the parent	$ 33,419	$ 1,190	$ 32,947	$ 37,557
Assumed conversion of all dilutive potential common stocks
Employee stock options, employee compensation of subsidiaries | $	(7)		(4)	(6)
Net income used to compute the diluted earnings per share | $	$ 33,412		$ 32,943	$ 37,551
Weighted average number of common stocks used to compute the basic earnings per share	7,757	7,757	7,757	7,757
Assumed conversion of all dilutive potential common stocks
Employee compensation	8	8	8	9
Weighted average number of common stocks used to compute the diluted earnings per share	7,765	7,765	7,765	7,766